Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001
Amount Registered | shares	63,126,674
Proposed Maximum Offering Price per Unit	1.0650
Maximum Aggregate Offering Price	$ 67,229,907.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,284.45
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o).

In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act, based upon the average of the high ($1.14) and low ($0.99) prices of the ordinary shares as reported on the Nasdaq Capital Market on November 3, 2025.